Business Combinations (Details Narrative) - NZD ($)		7 Months Ended	12 Months Ended
	Feb. 02, 2018	Jan. 31, 2019	Jan. 31, 2019
Business Combination
Acquisition-related costs			$ 3,739,279
Number of shares issued			100,000
Value of shares issued			$ 700,000
Business contributed revenues	$ 113,969,040	$ 2,244,095
Net loss	$ 49,255,319	$ 813,808